As filed with the Securities and Exchange Commission on August 30, 2016

Securities Act File No. 333-25803

Investment Company Act File No. 811-08189

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 45	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 46	☒

J.P. Morgan Fleming Mutual Fund Group, Inc.

(Exact Name of Registrant as Specified in Charter)

270 Park Avenue

New York, New York 10017

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 480-4111

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

With copies to:

Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Jon S. Rand, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 1, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectus, statement of additional information and Part C included in Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of J.P. Morgan Fleming Mutual Fund Group, Inc. (the “Trust”), filed with the Commission on June 27, 2016

(Accession Number 0001193125-16-633302) (the “Registration Statement”) are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant, J.P. Morgan Fleming Mutual Fund Group, Inc., certifies that it meets all the requirements for the effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus and State of Ohio on the 30th day of August, 2016.

J.P. Morgan Fleming Mutual Fund Group, Inc.

By:	Brian S. Shlissel*
Brian S. Shlissel
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities on August 30, 2016.

John F. Finn*	Marilyn McCoy*
John F. Finn Trustee	Marilyn McCoy Trustee

Dr. Matthew Goldstein*	Mitchell M. Merin*
Dr. Matthew Goldstein Trustee	Mitchell M. Merin Trustee

Robert J. Higgins*	Robert A. Oden, Jr.*
Robert J. Higgins* Trustee	Robert A. Oden, Jr. Trustee

Frankie D. Hughes*	Marian U. Pardo*
Frankie D. Hughes Trustee	Marian U. Pardo Trustee

Peter C. Marshall*	Frederick W. Ruebeck*
Peter C. Marshall Trustee	Frederick W. Ruebeck Trustee

Mary E. Martinez*	James J. Schonbachler*
Mary E. Martinez Trustee	James J. Schonbachler Trustee

Laura M. Del Prato*	Brian S. Shlissel*
Laura M. Del Prato	Brian S. Shlissel
Treasurer And Principal Financial Officer	President And Principal Executive Officer

*By	/s/ Elizabeth A. Davin
Elizabeth A. Davin
Attorney-In-Fact